Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Time charter revenues (service element included)	$359,094	$302,061	$246,670
Bareboat charter revenues	2,091	4,854	30,414
Total time charter and bareboat revenues	361,185	306,915	277,084
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	3,258	11,684	13,632
Total revenues	$364,443	$318,599	$290,716

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2026	$339,036
2027	260,287
2028	151,940
2029	93,032
2030	48,062
2031 and thereafter	37,485
Total	$929,842

Schedule of maturity analysis of partnership's lease liabilities

(U.S. Dollars in thousands)
2026	$449
2027	449
2028	37
2029	—
2030 and thereafter	—
Total	935
Less imputed interest	60
Carrying value of operating lease liabilities	$875